Average Annual Total Returns - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2022
Fidelity Advisor International Small Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.66%
Past 5 years	9.45%
Past 10 years	10.47%
Fidelity Advisor International Small Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.77%
Past 5 years	8.59%
Past 10 years	9.39%
Fidelity Advisor International Small Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.99%
Past 5 years	7.44%
Past 10 years	8.41%
Fidelity Advisor International Small Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.28%
Past 5 years	9.90%
Past 10 years	10.46%
Fidelity Advisor International Small Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.90%
Past 5 years	9.65%
Past 10 years	10.42%
Fidelity Advisor International Small Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.45%
Past 5 years	11.06%
Past 10 years	11.49%
Fidelity Advisor International Small Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	13.58%
Since Inception	9.31%	[1]
F2152
Average Annual Return:
Past 1 year	13.05%
Past 5 years	11.34%
Past 10 years	9.64%
F2151
Average Annual Return:
Past 1 year	13.05%
Past 5 years	11.34%
Past 10 years	10.55%

[1]	A From October 2, 2018